CONSOLIDATED BALANCE SHEETS (Parenthetical) (ILS)	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED BALANCE SHEETS [Abstract]
Ordinary shares, par value per share	0.04	0.04
Ordinary shares, shares authorized	17,500,000	10,000,000
Ordinary shares, shares issued	10,809,945	6,678,713
Treasury shares, shares	180,692	367,810